Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

17. Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

The Company’s subsidiaries incorporated in the BVI are not subject to taxation.

Hong Kong

Focus Media (China) Holding Ltd. is subject to Hong Kong profit tax at a rate of 16.5% on its assessable profit. No Hong Kong profit tax has been provided as the Group does not have assessable profit that is earned in or derived from Hong Kong during the years presented.

PRC

On January 1, 2008, a new EIT law (“New Law”) in the PRC took effect. The New Law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The New Law provides a five-year transition period from its effective date for those enterprises which were established before the promulgation date of the New Law and which were entitled to a preferential tax treatment under the PRC Income Tax Laws, such as a reduced tax rate or a tax holiday.

On December 26, 2007, the State Council issued the Notice of the State Council Concerning Implementation of Transitional Rules for Enterprise Income Tax Incentives (“Circular 39”). Based on Circular 39, certain specifically listed categories of enterprises which enjoyed a preferential tax rate of 15% are eligible for a graduated rate increase to 25% over the 5-year period beginning from January 1, 2008. Specifically, the applicable rates under such an arrangement for such enterprises would be 18%, 20%, 22%, 24% and 25% for 2008, 2009, 2010, 2011, 2012 and thereafter, respectively. Preferential tax treatments will continue to be granted to industries and projects that are strongly supported and encouraged by the state, and enterprises that qualify as new and high technology enterprises strongly supported by the state (“HNTE”) under the New Law will be entitled to a 15% preferential EIT rate. The HNTE status needs to be renewed every 3 years and reapplied every 6 years.

On the same date, the State Council also issued the Notice of the State Council concerning Implementation of Transitional Tax Incentives for HNTE newly-established in Special Economic Zones and Shanghai Pudong New Area (“Circular 40”), which provides guidance of the income tax incentives for high tech companies established in the Special Economic Zones and Shanghai Pudong New Area, which enterprise income tax is exempted for the first and second year and levied at half-rate of 25% statutory rate from the third to fifth year.

Most of the Company’s PRC operating subsidiaries and VIEs transitioned from 33% to 25%, effective January 1, 2008. Those that enjoyed a lower tax rate of 15% as high-tech companies under the PRC Income Tax Laws will transition to the uniform tax rate of 25% from 2008 unless they obtain the HNTE status under the New Law. The Group has thus generally applied the 25% rate in calculating its deferred tax balances. Subsidiaries and VIEs with temporary differences reversing during the holiday period have used the reduced rates in calculating their deferred tax balance.

Beijing Focus Media Wireless Co., Ltd. qualified for the transitional rule under Circular 39 and thus enjoyed a 50% reduction off the transitional tax rate from 2009 through 2011 based on the transitional rule under the New Law. In 2011, the HNTE status of Beijing Focus Media Wireless Co., Ltd. was renewed after 3 years since it was first granted its HNTE status, therefore it enjoys a lower tax rate of 15% in 2012 and 2013. The Company’s 100% owned subsidiary, Focus Media Information Technology (China) Co., Ltd. was incorporated on August 22, 2008 in Shanghai Pudong New Area, and obtained the HNTE qualification on June 22, 2010 and its HNTE status will need to be renewed in 2013. Therefore, Focus Media Information Technology (China) Co., Ltd. is exempted from EIT for the two years ended December 31, 2010 and 2011 and enjoys a 50% reduction off the statutory rate from 2012 through 2014. Focus Media Culture Communication Co., Ltd. obtained approval from its in-charge tax authority in May 2012 and is therefore subject to 15% preferential EIT rate from 2011 to 2020, as the entity was established in the western region of China engaging in one of the encouraged industries.

The Group classifies interest and penalties relating to income tax matters within income tax expense. The amount of penalties and interest recorded for the years ended December 31, 2010, 2011 and 2012 was immaterial. The Group did not increase or decrease its liabilities for unrecognized tax benefits during the years ended December 31, 2010, 2011 and 2012, respectively. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

Balance at January 1, 2010	$4,511,953
Translation adjustment	140,005

Balance at December 31, 2010	$4,651,958
Translation adjustment	237,584

Balance at December 31, 2011	$4,889,542
Translation adjustment	11,981

Balance at December 31, 2012	$4,901,523

According to the PRC Tax Administration and Collection Law, the statute of limitations is generally three years if the underpayment of taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB100,000 (approximately $16,000 as of December 31, 2012) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion. The status of limitations in Hong Kong is six years.

Composition of income tax expense

All of the Group’s income subject to income tax is generated within the PRC. The current and deferred portion of income tax expense included in the consolidated statements of operations is as follows:

	For the years ended December 31,
	2010	2011	2012
Current income tax expense	$21,970,299	$45,952,177	$78,115,422
Deferred income tax expense (benefit)	365,280	8,764,386	(2,219,312)

	$22,335,579	$54,716,563	$75,896,110

A reconciliation of the differences between statutory tax rate and the effective tax rate is as follows:

	For the years ended December 31,
	2010	2011	2012
Statutory rate	25.00%	25.00%	25.00%
Effect of different tax rate of group entities operating in other jurisdiction	10.90%	7.57%	5.90%
Effect of different tax rate applicable to the subsidiaries and VIEs	(4.75)%	(4.59)%	(3.24)%
Effect of tax holiday	(13.22)%	(12.07)%	(5.82)%
Effect of non-deductible expenses	11.04%	2.22%	2.94%
Change in valuation allowance	(11.18)%	0.58%	0.83%
Effect of adjustments of prior year tax benefit	—	—	(1.77)%
Effect of withholding income tax on dividends proposed to be received from PRC subsidiaries	—	2.32%	(0.94)%

Effective tax rate	17.79%	21.03%	22.90%

The following table sets forth the effects of the tax holidays granted to the entities of the Group for the periods presented:

	For the years ended December 31,
	2010	2011	2012
Tax holiday effect	$16,593,568	$30,742,016	$19,276,260
Net income from continuing operations per share effect — basic	$0.02	$0.05	$0.03
Net income from continuing operations per share effect — diluted	$0.02	$0.04	$0.03

The principal components of the Group’s deferred income tax assets and liabilities are as follows:

	December 31,
	2011	2012
Net operating loss carry forwards	$4,813,056	$9,291,295
Accrued expenses temporarily non-deductible	18,889,739	17,982,589
Bad debt provision	7,324,158	12,537,859
Difference in fixed assets basis	5,620,343	2,486,055
Others	3,859,498	3,652,064
Total deferred tax assets	40,506,794	45,949,862
Valuation allowance on deferred tax assets	(5,091,664)	(7,646,610)

Net deferred tax assets	$35,415,130	$38,303,252
Classified as:
Current deferred tax assets	29,914,442	35,416,312
Non-current deferred tax assets	5,500,688	2,886,940

Deferred tax liabilities:
Difference in intangible asset basis	6,702,694	463,570
Unbilled revenue	24,252,501	18,851,073
Interest or subsidy income receivables	15,727,129	18,479,849
Others	6,966,720	5,870,678
Total deferred tax liabilities	$53,649,044	$43,665,170

Classified as:
Current deferred tax liabilities	33,550,044	31,463,939
Non-current deferred tax liabilities	20,099,000	12,201,231

As of December 31, 2012, the Group had net operating loss carry forwards of $37,178,616 that can be used against future taxable income. The net operating loss carry forwards will expire if unused in the years ending December 31, 2013 through 2017. The Group operates through multiple subsidiaries and the valuation allowance is considered on an individual subsidiary basis. Where a valuation allowance was not recorded, the Group believes that there was sufficient positive evidence to support its conclusion not to record a valuation allowance as it expects to generate sufficient taxable income in the future.

The valuation allowance in 2012 has increased compared with that of 2011 as the net operating losses incurred by some of the subsidiaries increased in 2012 for which the Group believes they cannot generate future taxable income sufficient to recognize the income tax benefit. Of the undistributed earnings of the Group’s PRC subsidiaries and PRC affiliates of approximately $1,033 million at December 31, 2012, all of which are considered to be permanently reinvested and accordingly, no provision for PRC dividend withholding tax has been made thereon. The estimated unrecognized deferred tax liability relating to the undistributed earnings of the Group’s PRC subsidiaries and PRC affiliates is approximately $51 million.